1
Ellsworth Growth and Income Fund Ltd.
Schedule of Investments — December 31, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 68.3%
Automotive: Parts and Accessories  — 0.9%
$ 1,250,000 Rivian Automotive Inc.,
3.625%, 10/15/30(a) ............. $ 1,541,375
Business Services  — 1.8%
2,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 1,355,000
2,000,000 Perficient Inc.,
0.125%, 11/15/26 ............... 1,666,200
3,021,200
Cable and Satellite  — 0.6%
1,415,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 1,040,025
Communications Equipment  — 1.2%
2,000,000 Lumentum Holdings Inc.,
1.500%, 12/15/29(a) ............. 1,993,000
Computer Software and Services  — 13.2%
1,500,000 Akamai Technologies Inc.,
1.125%, 02/15/29(a) ............. 1,629,750
4,000,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 3,330,200
1,625,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 1,015,625
2,500,000 CSG Systems International Inc.,
3.875%, 09/15/28(a) ............. 2,523,500
1,915,000 Edgio Inc.,
3.500%, 08/01/25 ............... 1,699,093
2,590,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 2,429,744
1,250,000 PagerDuty Inc.,
1.500%, 10/15/28(a) ............. 1,361,000
1,750,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 2,128,525
2,000,000 Progress Software Corp.,
1.000%, 04/15/26 ............... 2,117,000
1,430,000 PROS Holdings Inc.,
2.250%, 09/15/27 ............... 1,618,760
2,000,000 Shift4 Payments Inc.,
Zero Coupon, 12/15/25 ........... 2,228,800
2,170,000 Veritone Inc.,
1.750%, 11/15/26 ............... 655,703
22,737,700
Consumer Products  — 0.8%
1,325,000 Post Holdings Inc.,
2.500%, 08/15/27 ............... 1,345,537
Principal
Amount
Market
Value
Consumer Services  — 5.0%
$ 1,900,000 Live Nation Entertainment Inc.,
3.125%, 01/15/29(a) ............. $ 2,162,390
2,350,000 Marriott Vacations Worldwide Corp.,
3.250%, 12/15/27 ............... 2,090,325
NCL Corp. Ltd.
720,000 5.375%, 08/01/25 ............... 927,360
682,000 1.125%, 02/15/27 ............... 626,144
1,600,000 Stride Inc.,
1.125%, 09/01/27 ............... 2,033,600
640,000 Uber Technologies Inc., Ser. 2028,
0.875%, 12/01/28(a) ............. 699,200
8,539,019
Energy and Utilities  — 15.3%
1,900,000 Alliant Energy Corp.,
3.875%, 03/15/26(a) ............. 1,895,250
2,026,000 Array Technologies Inc.,
1.000%, 12/01/28 ............... 2,000,168
800,000 Bloom Energy Corp.,
3.000%, 06/01/28(a) ............. 856,000
2,000,000 CMS Energy Corp.,
3.375%, 05/01/28(a) ............. 1,988,000
2,000,000 Duke Energy Corp.,
4.125%, 04/15/26(a) ............. 2,010,000
950,000 Nabors Industries Inc.,
1.750%, 06/15/29(a) ............. 690,555
NextEra Energy Partners LP
2,000,000 Zero Coupon, 06/15/24(a) ......... 1,939,000
2,500,000 2.500%, 06/15/26(a) ............. 2,252,500
1,600,000 Northern Oil and Gas Inc.,
3.625%, 04/15/29 ............... 1,894,400
2,625,000 Ormat Technologies Inc.,
2.500%, 07/15/27 ............... 2,706,375
2,634,000 PG&E Corp.,
4.250%, 12/01/27(a) ............. 2,773,602
3,000,000 PPL Capital Funding Inc.,
2.875%, 03/15/28(a) ............. 2,920,500
1,500,000 Stem Inc.,
4.250%, 04/01/30(a) ............. 1,096,500
1,990,000 Sunnova Energy International Inc.,
2.625%, 02/15/28 ............... 1,327,330
26,350,180
Entertainment  — 1.1%
1,815,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27 ............... 1,850,260
Financial Services  — 4.2%
1,500,000 Bread Financial Holdings Inc.,
4.250%, 06/15/28(a) ............. 1,606,950
1,250,000 HCI Group Inc.,
4.750%, 06/01/42 ............... 1,550,000

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Financial Services (Continued)
$ 2,750,000 LendingTree Inc.,
0.500%, 07/15/25 ............... $ 2,296,250
2,100,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) ......... 1,777,650
7,230,850
Food and Beverage  — 0.8%
1,500,000 The Chefs' Warehouse Inc.,
2.375%, 12/15/28 ............... 1,431,325
Health Care  — 9.3%
1,500,000 Amphastar Pharmaceuticals Inc.,
2.000%, 03/15/29(a) ............. 1,826,250
1,500,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 850,789
2,125,000 CONMED Corp.,
2.250%, 06/15/27 ............... 2,134,350
750,000 Cytokinetics Inc.,
3.500%, 07/01/27 ............... 1,320,000
750,000 Dexcom Inc.,
0.375%, 05/15/28(a) ............. 771,750
375,000 Evolent Health Inc.,
3.500%, 12/01/29(a) ............. 439,125
1,950,000 Exact Sciences Corp.,
2.000%, 03/01/30(a) ............. 2,348,775
3,000,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28 ............... 2,794,500
1,015,000 Invacare Corp., Escrow,
Zero Coupon, 05/08/28(b) ......... 0
100,000 Merit Medical Systems Inc.,
3.000%, 02/01/29(a) ............. 111,150
3,000,000 TransMedics Group Inc.,
1.500%, 06/01/28(a) ............. 3,401,400
15,998,089
Real Estate Investment Trusts  — 2.5%
317,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 283,905
Redwood Trust Inc.
2,000,000 5.625%, 07/15/24 ............... 1,979,996
1,000,000 7.750%, 06/15/27 ............... 921,875
1,330,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,185,695
4,371,471
Security Software  — 0.1%
175,000 Rapid7 Inc.,
1.250%, 03/15/29(a) ............. 195,353
Principal
Amount
Market
Value
Semiconductors  — 6.5%
$ 2,000,000 Impinj Inc.,
1.125%, 05/15/27 ............... $ 2,187,600
1,500,000 indie Semiconductor Inc.,
4.500%, 11/15/27(a) ............. 1,810,500
2,000,000 ON Semiconductor Corp.,
0.500%, 03/01/29(a) ............. 2,135,000
2,500,000 Semtech Corp.,
1.625%, 11/01/27 ............... 2,148,750
4,275,000 Wolfspeed Inc.,
1.875%, 12/01/29 ............... 2,929,444
11,211,294
Telecommunications  — 4.2%
2,060,000 8x8 Inc.,
0.500%, 02/01/24 ............... 2,039,243
Infinera Corp.
1,250,000 2.500%, 03/01/27 ............... 1,147,248
325,000 3.750%, 08/01/28 ............... 320,743
1,600,000 InterDigital Inc.,
3.500%, 06/01/27 ............... 2,351,040
1,500,000 Liberty Latin America Ltd.,
2.000%, 07/15/24 ............... 1,447,500
7,305,774
Transportation  — 0.8%
1,600,000 Air Transport Services Group Inc.,
3.875%, 08/15/29(a) ............. 1,428,000
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 117,590,452
Shares
CONVERTIBLE PREFERRED STOCKS  — 0.4%
Business Services  — 0.0%
809,253 Amerivon Holdings LLC,
4.000%(b) .................... 0
272,728 Amerivon Holdings LLC, common equity
units
(b) .......................... 3
3
Health Care  — 0.4%
31,218 Invacare Holdings Corp., Ser. A,
9.000%(b) .................... 702,405
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 702,408

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(c)  — 2.4%
Diversified Industrial  — 1.8%
55,606 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 ............... $ 3,090,581
Energy and Utilities  — 0.6%
30,000 NextEra Energy Inc.,
6.926%, 09/01/25 ............... 1,143,600
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 4,234,181
COMMON STOCKS  — 19.6%
Business Services  — 0.5%
13,000 PayPal Holdings Inc.† .............. 798,330
Computer Software and Services  — 2.7%
12,300 Microsoft Corp. .................. 4,625,292
Consumer Products  — 0.7%
24,000 Unilever plc, ADR ................. 1,163,520
Energy and Utilities  — 0.6%
18,775 NextEra Energy Inc. ................ 1,140,394
Entertainment  — 0.6%
12,500 The Walt Disney Co. ............... 1,128,625
Health Care  — 2.8%
13,970 Invacare Holdings Corp.†(b) ......... 0
22,651 Merck & Co. Inc. .................. 2,469,412
80,000 Pfizer Inc. ...................... 2,303,200
4,772,612
Real Estate Investment Trusts  — 5.7%
10,000 American Tower Corp. .............. 2,158,800
16,100 Crown Castle Inc. ................. 1,854,559
5,000 Equinix Inc. ..................... 4,026,950
7,000 SBA Communications Corp. .......... 1,775,830
9,816,139
Semiconductors  — 2.0%
3,058 Broadcom Inc. ................... 3,413,492
Telecommunications  — 4.0%
60,000 AT&T Inc. ....................... 1,006,800
24,619 T-Mobile US Inc. .................. 3,947,164
50,000 Verizon Communications Inc. ......... 1,885,000
6,838,964
TOTAL COMMON STOCKS ......... 33,697,368
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 9.3%
$ 16,150,000 U.S. Treasury Bills,
5.263% to 5.446%††, 01/11/24 to
05/30/24 ...................... $ 16,040,936
TOTAL INVESTMENTS — 100.0% ....
(Cost $157,003,092) ............. $ 172,265,345
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt